Employee Benefits - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [abstract]
Guaranteed deposits in banks	₩ 1,897,025	₩ 2,048,687